Trade receivables (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [line items]
Summary of Trade Receivables

	June 30, 2025	December 31, 2024
Trade receivables	102,955	104,144
Less: allowance for expected credit losses	(358)	(778)
Trade receivables—net	102,597	103,366

Summary of Carrying Amounts By Currency

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	June 30, 2025	December 31, 2024
EUR	32,129	31,660
GBP	24,654	19,670
USD	23,590	29,931
CNY	11,737	13,616
SEK	2,876	2,701
Other	7,611	5,788
Total	102,597	103,366